Unaudited Condensed Consolidated Interim Statements of Changes in Equity (Deficit) - USD ($) $ in Thousands	Issued capital [member]	Share premium [member]	Reserve of share-based payments [member]	Reserve of exchange differences on translation [member]	Retained earnings [member]	Total
Equity at Dec. 31, 2023	$ 5,899	$ 87,450	$ 13,665	$ (3,773)	$ (107,970)	$ (4,729)
Statement Line Items [Line Items]
Net loss for the period	0	0	0	0	(5,004)	(5,004)
Other comprehensive income	0	0	0	110	0	110
Share-based compensation	0	0	101	0	0	101
Issuance of shares for cash	2,345	11,837	0	0	0	14,182
Non-cash effect from issue of investor warrants classified as derivative liability	0	(1,097)	0	0	0	(1,097)
Transaction costs related to issuance of shares	0	(2,310)	0	0	0	(2,310)
Equity at Jun. 30, 2024	8,244	95,880	13,766	(3,663)	(112,974)	1,253
Equity at Dec. 31, 2024	10,516	95,942	14,022	(3,595)	(118,535)	(1,652)
Statement Line Items [Line Items]
Net loss for the period	0	0	0	0	(6,411)	(6,411)
Other comprehensive income	0	0	0	519	0	519
Share-based compensation	0	0	131	0	0	131
Issuance of shares for cash	1,307	16,521	0	0	0	17,828
Non-cash effect from issue of investor warrants classified as derivative liability	0	(2,432)	0	0	0	(2,432)
Transaction costs related to issuance of shares	0	(1,757)	0	0	0	(1,757)
Forfeited warrants	0	207	(207)	0	0	0
Revaluation SBC reserve	0	4,145	(4,145)	0	0	0
Equity at Jun. 30, 2025	$ 11,823	$ 112,626	$ 9,801	$ (3,076)	$ (124,948)	$ 6,226